Loans Payable (Accounts Payable Settlements) (Details) - USD ($) $ in Thousands							3 Months Ended	12 Months Ended
	Nov. 15, 2016	May 12, 2016	Apr. 25, 2016	Apr. 12, 2016	Apr. 07, 2016	Mar. 28, 2016	Sep. 30, 2016	Jun. 30, 2016
Debt Instrument [Line Items]
Interest on notes payable issued for litigation settlements							$ 14	$ 2
North America Photon Infotech Ltd.
Debt Instrument [Line Items]
Damages sought						$ 218
Simulmedia, Inc.
Debt Instrument [Line Items]
Litigation settlement amount					$ 56
Carpathia Hosting, LLC
Debt Instrument [Line Items]
Damages sought			$ 658
Gain (loss) related to litigation settlement								505
Pandora Media Inc.
Debt Instrument [Line Items]
Gain (loss) related to litigation settlement								$ 222
Settled Litigation | North America Photon Infotech Ltd.
Debt Instrument [Line Items]
Litigation settlement amount		$ 110
Settled Litigation | Pandera Systems, LLC
Debt Instrument [Line Items]
Litigation settlement amount				$ 50
Subsequent Event | Settled Litigation | North America Photon Infotech Ltd.
Debt Instrument [Line Items]
Common shares issued subject to certain adjustments (shares)	31,510